Note 6 - Employee Benefit Plans (Details) - Fair Value of Plan Assets (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Plan Assets [Abstract]
Company common stock -shares	31,000	31,000